Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 11 – NOTES PAYABLE

	As of
	September 30, 2025	December 31, 2024
Bank acceptance notes	$14,295,547	$19,366,241
Total	$14,295,547	$19,366,241

The interest-free notes payable, ranging from nine months to one year from the date of issuance, were secured by $0.00 million and $1.95 million restricted cash, and $3.29 million and $13.85 million notes receivable, as of September 30, 2025 and December 31, 2024, respectively.

All the notes payable are subject to bank charges of 0.05% of the principal amount as commission, included in the financial expenses in the statement of operations, on each loan transaction. The interest charge of notes payable is free.

NOTE 11 – NOTES PAYABLE

	As of
	December 31, 2024	December 31, 2023
Bank acceptance notes	$19,366,241	$36,712,562
Total	$19,366,241	$36,712,562

The interest-free notes payable, ranging from six months to one year from the date of issuance, were secured by $1.95 million and $5.21 million of restricted cash and $13.85 million and $21.85 million of notes receivable as of December 31, 2024 and 2023, respectively.

All the notes payable are subject to bank charges of 0.05% of the principal amount as commission, included in the financial expenses in the statement of operations, on each loan transaction. The interest charge of notes payable is free.